Summary of significant accounting policies and basis of presentation (Tables)	9 Months Ended
Sep. 30, 2016
Summary of significant accounting policies and basis of presentation
Schedule of potentially dilutive securities excluded from computations of diluted weighted average shares outstanding

	Three and Nine Months Ended
	September 30,
	2016	2015
Stock options issued and outstanding	3,264,927	2,002,593
Unvested restricted stock units	170,000	—